Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Expedia Retirement Savings Plan
EIN: 91-1996083 Plan: 002
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

		(c)
	(b)	Description of Investment Including
	Identity of Issue, Borrower,	Maturity Date, Rate of Interest,		(e)
(a)	Lessor, or Similar Party	Collateral, Par, or Maturity Value		Current Value
	Registered investment companies:
*	Fidelity Diversified International Fund K6	1,540,786	shares	$27,302,729
	Dodge & Cox International Stock Fund	4,036,050	shares	66,433,379
	T. Rowe Price Institutional Large-Cap Value Fund	778,826	shares	17,835,121
	Vanguard Total Bond Market Index Fund Institutional	3,163,049	shares	30,902,985
	DFA US Small-Cap Value Portfolio	361,594	shares	18,672,714
	Total registered investment companies			161,146,928
	Common/collective trust funds:
	Vanguard Target Retirement 2020 Trust I	69,037	units	5,858,470
	Vanguard Target Retirement 2025 Trust I	196,778	units	18,105,562
	Vanguard Target Retirement 2030 Trust I	527,793	units	51,660,419
	Vanguard Target Retirement 2035 Trust I	874,126	units	91,888,169
	Vanguard Target Retirement 2040 Trust I	1,055,899	units	120,171,922
	Vanguard Target Retirement 2045 Trust I	1,483,590	units	177,689,536
	Vanguard Target Retirement 2050 Trust I	1,388,472	units	171,837,300
	Vanguard Target Retirement 2055 Trust I	823,721	units	124,315,995
	Vanguard Target Retirement 2060 Trust I	654,832	units	51,941,310
	Vanguard Target Retirement 2065 Trust I	388,300	units	18,941,281
	Vanguard Target Retirement 2070 Trust I	100,819	units	2,998,349
	Vanguard Target Retirement Income Fund Trust I	76,758	units	5,809,060
	TS&W Mid Cap Value Trust Class M	4,074,928	units	43,642,782
	Conestoga Small Cap Trust Class A	1,051,444	units	19,956,398
	TimesSquare Mid Cap Growth Class A	1,214,905	units	23,922,931
	Loomis Sayles Core Plus Fixed Income Trust Class F	2,860,666	units	52,178,540
*	Fidelity Spartan 500 Index Pool Class C	1,196,893	units	388,822,611
*	Fidelity Spartan Extended Market Index Pool Class C	246,515	units	46,916,815
*	Fidelity Spartan International Index Pool Class C	308,263	units	54,901,723
	Winslow Large Cap Growth CIT Class M	419,176	units	70,115,533
*	Fidelity ContraFund Commingled Pool	3,409,578	units	189,777,129
*	Fidelity Managed Income Portfolio Fund Class 1	508,068	units	508,068
*	Fidelity Managed Income Portfolio Fund Class 2	26,524,574	units	26,524,574
	Total common/collective trust funds			1,758,484,477
	Common stock:
*	Expedia Group, Inc. common stock	145,882	shares	41,338,094
	Participant-directed brokerage accounts:
*	Fidelity BrokerageLink (1)	Various mutual funds and common stocks		131,975,846
*	Notes receivable from participants:	Interest rates ranging from 4.25% to 9.50%, maturing through 2040		9,962,267
				$2,102,907,612
*     Indicates a party-in-interest to the Plan.
(1)     Certain investments in the Fidelity BrokerageLink accounts are issued by a party-in-interest to the Plan.
Note: Column (d), cost, is not applicable, as all investments are participant-directed.